Other Intangible Assets - Finite-Lived Other Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	€ 606,635
Finite lived intangible assets purchased	14,896
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	840,971	€ 766,645
Additions	(1,866)	(1,108)
Transfers from indefinite-lived other intangible assets	139,426
Effect of changes in exchange rates	36,805	73,218
Cost, Ending Balance	1,636,867	840,971	€ 766,645
Accumulated amortization, Beginning Balance	242,227	182,232
Amortization	63,514	51,174	43,881
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	(1,226)
Accumulated amortization, Ending Balance	313,943	242,227	182,232
Carrying amount	€ 1,322,924	598,744
Document Period End Date	Dec. 31, 2016
Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	€ 9,428	8,821
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	23,601
Finite lived intangible assets purchased	0
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	15,785	14,175
Additions	0	0
Transfers from indefinite-lived other intangible assets	0
Effect of changes in exchange rates	809	1,610
Cost, Ending Balance	40,195	15,785	14,175
Accumulated amortization, Beginning Balance	2,042	1,125
Amortization	978	774
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0
Accumulated amortization, Ending Balance	3,173	2,042	1,125
Carrying amount	37,022	13,743
Brands [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	153	143
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	0
Finite lived intangible assets purchased	250
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	62,968	61,860
Additions	(1,866)	(1,108)
Transfers from indefinite-lived other intangible assets	0
Effect of changes in exchange rates	0	0
Cost, Ending Balance	61,352	62,968	61,860
Accumulated amortization, Beginning Balance	55,957	52,812
Amortization	3,124	3,145
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	(1,226)
Accumulated amortization, Ending Balance	57,855	55,957	52,812
Carrying amount	3,497	7,011
Intellectual Property [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0	0
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	541,663
Finite lived intangible assets purchased	0
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	557,529	505,676
Additions	0	0
Transfers from indefinite-lived other intangible assets	139,426
Effect of changes in exchange rates	26,063	51,853
Cost, Ending Balance	1,264,681	557,529	505,676
Accumulated amortization, Beginning Balance	145,269	102,081
Amortization	46,709	36,465
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0
Accumulated amortization, Ending Balance	199,162	145,269	102,081
Carrying amount	1,065,519	412,260
Developed Technology [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	7,184	6,723
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	40,798
Finite lived intangible assets purchased	0
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	202,458	182,703
Additions	0	0
Transfers from indefinite-lived other intangible assets	0
Effect of changes in exchange rates	9,929	19,755
Cost, Ending Balance	253,185	202,458	182,703
Accumulated amortization, Beginning Balance	36,728	23,983
Amortization	11,164	10,790
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0
Accumulated amortization, Ending Balance	49,982	36,728	23,983
Carrying amount	203,203	165,730
Customer Relationships [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	2,090	1,955
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	573
Finite lived intangible assets purchased	14,646
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	2,231	2,231
Additions	0	0
Transfers from indefinite-lived other intangible assets	0
Effect of changes in exchange rates	4	0
Cost, Ending Balance	17,454	2,231	2,231
Accumulated amortization, Beginning Balance	2,231	2,231
Amortization	1,539	0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0
Accumulated amortization, Ending Balance	3,771	2,231	€ 2,231
Carrying amount	13,683	0
Other [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	€ 1	€ 0